CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2020
Contract liabilities [abstract]
CONTRACT LIABILITIES
23	CONTRACT LIABILITIES

Advances received are classified as contract liabilities in accordance with IFRS 15
Revenue from Contracts with Customers
. These arise when the customers’ make payments in advance and the amounts received exceeds the revenue recognised at the end of the reporting period and it shall be recognised as revenue in the subsequent year.

There were no significant changes in the contract liability balances during the reporting period.